Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Balance at the end of the year	$ 8,106,247	$ 7,351,144
Dry docking activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	118,194	100,928	128,987
Costs incurred for dry dockings	74,018	72,545	35,336
Dry dock amortization	(50,926)	(50,325)	(57,082)
Write down / sales of vessels	(5,955)	(4,954)	(6,313)
Balance at the end of the year	$ 135,331	$ 118,194	$ 100,928